Pension and Severance Plans (Expected Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2018 JPY (¥)
Japan
Defined Benefit Plan Disclosure [Line Items]
2019	¥ 39,918
2020	40,328
2021	41,233
2022	42,609
2023	43,772
2024 - 2028	232,325
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
2019	14,889
2020	15,039
2021	16,133
2022	16,689
2023	17,830
2024 - 2028	¥ 102,045